PROPERTY, PLANT AND MINE DEVELOPMENT	12 Months Ended
Dec. 31, 2024
PROPERTY, PLANT AND MINE DEVELOPMENT
PROPERTY, PLANT AND MINE DEVELOPMENT

9.PROPERTY, PLANT AND MINE DEVELOPMENT

			Mine
	Mining	Plant and	Development
	Properties	Equipment	Costs	Total
As at December 31, 2022	$9,668,305	$6,254,428	$2,536,667	$18,459,400
Additions	408,439	419,072	962,095	1,789,606
Acquisitions (Note 5)(i)	749,498	946,754	1,320,855	3,017,107
Impairment loss (Note 24)	(282,030)	—	(84,083)	(366,113)
Disposals	—	(39,248)	—	(39,248)
Amortization	(648,052)	(757,949)	(232,846)	(1,638,847)
Transfers between categories	3,348	446,804	(450,152)	—
As at December 31, 2023	$9,899,508	$7,269,861	$4,052,536	$21,221,905
Additions	429,239	486,746	1,096,341	2,012,326
Disposals	(9,328)	(33,458)	—	(42,786)
Amortization	(715,100)	(751,404)	(258,442)	(1,724,946)
Transfers between categories	—	495,419	(495,419)	—
As at December 31, 2024	$9,604,319	$7,467,164	$4,395,016	$21,466,499

As at December 31, 2023
Cost	$14,359,568	$12,458,000	$5,652,853	$32,470,421
Accumulated amortization and impairments	(4,460,060)	(5,188,139)	(1,600,317)	(11,248,516)
Carrying value - December 31, 2023	$9,899,508	$7,269,861	$4,052,536	$21,221,905

As at December 31, 2024
Cost	$14,779,479	$13,291,636	$6,253,774	$34,324,889
Accumulated amortization and impairments	(5,175,160)	(5,824,472)	(1,858,758)	(12,858,390)
Carrying value - December 31, 2024	$9,604,319	$7,467,164	$4,395,016	$21,466,499

(i) Acquisitions include all re-measurement gains on the Company’s previously owned property, plant and mine development in CMC and the Partnership at the date of the Yamana Transaction in addition to the acquisition of property, plant and mine development that the Company did not previously own. Acquisitions also include property, plant and mine development acquired as part of the San Nicolás project (Note 5).

During the year ended December 31, 2024, net additions to plant and equipment included $23.7 million of right-of-use assets for lease arrangements entered into during the year (December 31, 2023 - $50.6 million) (Note 13).

As at December 31, 2024, major assets under construction, and therefore not yet being depreciated, included in the carrying value of property, plant and mine development was $697.5 million (December 31, 2023 - $868.7 million).

During the year ended December 31, 2024, the Company disposed of property, plant and mine development with a carrying value of $42.8 million (December 31, 2023 — $39.2 million). The net loss on disposal of $37.7 million (2023 — $26.8 million) was recorded in the other expenses line item in the consolidated statements of income (Note 22).

9.PROPERTY, PLANT AND MINE DEVELOPMENT (Continued)

Geographic Information:

	As at	As at
	December 31,	December 31,
	2024	2023
Canada	$18,165,400	$17,900,132
Australia	1,169,784	1,173,090
Finland	1,409,724	1,446,548
Sweden	13,812	13,812
Mexico	702,120	682,572
United States	5,659	5,751
Total property, plant and mine development	$21,466,499	$21,221,905